Retirement Plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Retirement Plans
12. Retirement Plans
a) 401(k) Retirement Savings Plan
In 2021, 2020 and 2019, Cvent provided a 401(k) Retirement Savings Plan (the “Plan”) to eligible employees in the United States, which were subject to certain minimum age and period of service restrictions.
The Plan provides for discretionary contributions from Cvent related to a calendar year ending December 31, on or before February 28 of the next calendar year. The Company matches 50% of employee contributions up to 6% of their earnings, subject to a $3,500 U.S. dollar limit per employee. Company contributions were $4.5 million, $2.1 million, and $3.6 million, respectively, during the years ended December 31, 2021, 2020, and 2019, respectively. Cvent contributions to its Plan in the United States are accrued during the calendar year and paid out following the end of the year.
At the beginning of 2020, Cvent started funding the employer match on a monthly basis based on the same contribution scheme described above and maintained this approach through April 2020. However, starting in June 2020, because of the global
COVID-19
pandemic, the Company decided to temporarily halt all employer matching on 401(k) contributions. The Company reinstated the employer match starting in April 2021 capped at $2,625 U.S. dollar per employee for the 2021 calendar year.
The Company maintains other defined contribution plans where activity is immaterial.
b) India Gratuity Plan
Under the India Payment of Gratuity Act of 1972, the Company maintains a gratuity defined-benefit plan for eligible employees of the Company’s India subsidiary. Upon termination of an employee for any reason, the Company must pay the equivalent of 15 days of the current salary to the employee for each year of service if the employee has vested in the plan. Benefits accrue based on all eligible employees regardless of their respective vesting schedule upon their date of hire. The accrual calculation includes an estimate for the number of employees who will not meet their vesting requirements. Eligible employees vest upon reaching five years of service with the Company.
The funding liability under the plan was determined by licensed actuarial professionals, based on a rate of interest of 5.8% and 4.9% and a retirement age of 58 years, and was $2.9 million and $2.4 million as of December 31, 2021 and 2020, respectively. The liability is included in accrued and other current liabilities in the accompanying consolidated balance sheets. Expense under the plan was $0.8 million, $0.6 million, and $0.6 million for the years ended December 31, 2021, 2020 and 2019, respectively. The plan is currently unfunded.